Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current:
U.S. Federal	$ 115,991	$ 119,133	$ 71,475
State	30,331	29,749	27,202
Foreign	20,353	14,048	13,574
Current	166,675	162,930	112,251
Deferred:
U.S. Federal	1,392	(5,581)	10,766
State	377	(1,301)	3,695
Foreign	(1,540)	(297)	(995)
Deferred	229	(7,179)	13,466
Income tax expense	$ 166,904	$ 155,751	$ 125,717